Premises and Equipment (Tables)	12 Months Ended
Dec. 31, 2013
Property Plant And Equipment [Abstract]
Year-End Premises and Equipment

Year-end premises and equipment were as follows.

	2013	2012
Land and improvements	$4,083	$4,094
Buildings and improvements	19,681	19,482
Furniture and equipment	20,153	19,180

Total	43,917	42,756
Accumulated depreciation	(26,990)	(25,590)

Premises and equipment, net	$16,927	$17,166

Rent Commitments Under Non-Cancelable Operating Leases

Rent expense was $367 and $344 for 2013 and 2012, respectively. Rent commitments under non-cancelable operating leases at December 31, 2013 were as follows, before considering renewal options that generally are present.

2014	$359
2015	274
2016	231
2017	213
2018	117
Thereafter	87

Total	$1,281